Income Taxes (Details) - Schedule of net deferred tax asset - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Net Deferred Tax Asset Abstract
Net operating loss carryforward					$ 1,647,335	$ 868,338
Net capital loss carryforward					(1,707,701)	123,932
Total deferred tax asset (liability) before valuation allowance					(60,366)	992,271
Valuation allowance					35,490	(992,271)
Provision for income tax					24,876
Net deferred tax asset